Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Principal Active High Yield ETF | Principal Active High Yield ETF Class
Prospectus [Line Items]
Annual Return [Percent]	9.06%	13.08%	(8.57%)	8.72%	2.23%	15.18%	(4.47%)	8.33%	16.19%
Principal Focused Blue Chip ETF | Principal Focused Blue Chip ETF Class
Prospectus [Line Items]
Annual Return [Percent]	20.63%
Principal Investment Grade Corporate Active ETF Series | Principal Investment Grade Corporate Active ETF Class
Prospectus [Line Items]
Annual Return [Percent]	2.45%	7.30%	(16.92%)	(0.94%)	10.91%	15.69%
Principal Quality ETF | Principal Quality ETF Share Class
Prospectus [Line Items]
Annual Return [Percent]	17.90%	23.85%	(16.42%)	29.15%	16.35%	33.75%	(1.44%)	24.46%
Principal Real Estate Active Opportunities ETF | Principal Real Estate Active Opportunities ETF Class
Prospectus [Line Items]
Annual Return [Percent]	4.22%	10.80%
Principal Spectrum Preferred and Income ETF (formerly, Principal Spectrum Tax-Advantaged Dividend Active ETF) | Principal Spectrum Preferred and Income ETF (formerly, Principal Spectrum Tax-Advantaged Dividend Active ETF) Class
Prospectus [Line Items]
Annual Return [Percent]	10.22%	6.24%	(9.59%)	2.86%
Principal Spectrum Preferred Securities Active ETF | Principal Spectrum Preferred Securities Active ETF Class
Prospectus [Line Items]
Annual Return [Percent]	11.56%	7.13%	(11.58%)	2.10%	7.60%	17.78%	(5.62%)
Principal U.S. Mega-Cap ETF | Principal U.S. Mega-Cap ETF, Share Class
Prospectus [Line Items]
Annual Return [Percent]	29.35%	31.30%	(17.03%)	26.23%	16.03%	27.43%	(1.78%)
Principal U.S. Small Cap ETF | Principal U.S. Small Cap ETF Class
Prospectus [Line Items]
Annual Return [Percent]	12.35%	18.53%	(15.99%)	32.32%	13.45%	18.87%	(9.23%)	13.41%
Principal Value ETF | Principal Value ETF Share Class
Prospectus [Line Items]
Annual Return [Percent]	16.73%	9.13%	(4.92%)	34.76%	2.51%	26.33%	(12.51%)	19.07%